9. OTHER CURRENT AND NON-CURRENT ASSETS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other current assets		R$ 367,814	R$ 390,581
Other non-current assets		3,603,047	2,793,115
Judicial deposits [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other non-current assets		325,117	328,371
Credits with the PGFN [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other non-current assets	[1]		46,774
Prepaid expenses [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other current assets		136,527	107,428
Other non-current assets		115,636	126,213
Prepaid expenses with sea freight [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other current assets	[2]	74,500	96,305
Actuarial asset [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other non-current assets		13,819	13,714
Derivative financial instruments [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other current assets			1,364
Other non-current assets			4,203
Securities held for trading [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other current assets		5,065	4,034
Loans with related parties [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other non-current assets		966,050	846,300
Other receivables from related parties [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other current assets		6,242	1,830
Other non-current assets		664,020	428,672
Other receivables [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other non-current assets		2,445	7,059
Eletrobras's compulsory loan [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other non-current assets	[3]	852,532	845,284
Dividends receivables [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other current assets		38,088	44,554
Employee debts [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other current assets		28,054	33,045
Receivables by indemnity [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other non-current assets	[4]	517,183
Other [member]
OtherCurrentAndNonCurrentAssetsLineItems [Line Items]
Other current assets		79,338	102,021
Other non-current assets		R$ 146,245	R$ 146,525

[1]	In September 2020, the Company reclassified the amount to judicial deposits.
[2]	Refers a payment of freight expenses and maritime insurance over revenues didn't recognized.
[3]	This is a certain and due amount, arising from the res judicata favorable decision to the Company, which is irreversible and irrevocable, in order to apply the STJ's consolidated position on the subject, which culminated in the conviction of Eletrobras to the payment of the correct interest and monetary adjustment of the Compulsory Loan. The res judicata decision, as well as the certainty about the amounts involved in the liquidation of the sentence (judicial procedure to request the satisfaction of the right), allowed the conclusion that the entry of this value is certain. In addition to this amount already recorded, the Company continues to seek alternatives for the recovery of additional credits and the estimate can reach an amount greater than R$350 million.
[4]	This is a net, certain and enforceable amount, resulting from the final and unappealable decision of the Court in favor of the Company, due to losses and damages resulting from the sinking of the voltage in the supply of energy in the periods from January / 1991 to June / 2002. The receivable for indemnification in the amount of R$147,612 was recognized in the income statement for the year in other operating income and expenses and in the financial result, the amount of R$369,571. See notes 27 and 28, respectively.